Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 14, 2020
Income Taxes Disclosure [Line Items]
Income tax provision	$ 3,000	$ 153,000	$ 3,000	$ (150,000)	$ (153,000)	$ 153,000
Income tax liability		$ 152,000			0	152,000	$ 0
Net change in valuation allowance, increase amount					$ 6,262,000
Threshold percentage of Cumulative ownership change for limitations in the amount of the net operating losses					50.00%
CARES Act income tax provision						$ 0
Unrecognized tax benefits would have impact on effective tax rate					$ 77,000
Unrecognized tax benefits, interest and penalties					$ 0
Effective tax rate			1.00%	1.00%
Effective tax rate differs from our statutory tax rate			21.00%
Federal | Research Tax Credit Carryforwards
Income Taxes Disclosure [Line Items]
Tax credit carryforwards expiration year					2040
Federal | Indefinite Life
Income Taxes Disclosure [Line Items]
Operating loss carryforwards					$ 32,389,000
Federal | Indefinite Life | Research Tax Credit Carryforwards
Income Taxes Disclosure [Line Items]
Tax credit carryforwards					$ 122,000
State
Income Taxes Disclosure [Line Items]
Operating loss carryforwards expiration year					2040
State | Tax Period Two Thousand and Forty
Income Taxes Disclosure [Line Items]
Operating loss carryforwards					$ 554,000
State | Tax Period Two Thousand and Forty | Research Tax Credit Carryforwards
Income Taxes Disclosure [Line Items]
Tax credit carryforwards					$ 85,000